Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Central Index Key	0000882381
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 29, 2016
Global Fixed Income Opportunities Fund | A
Prospectus:
Trading Symbol	DINAX
Global Fixed Income Opportunities Fund | B
Prospectus:
Trading Symbol	DINBX
Global Fixed Income Opportunities Fund | L
Prospectus:
Trading Symbol	DINCX
Global Fixed Income Opportunities Fund | I
Prospectus:
Trading Symbol	DINDX
Global Fixed Income Opportunities Fund | CLASS IS
Prospectus:
Trading Symbol	MGFOX
Global Fixed Income Opportunities Fund | Class C
Prospectus:
Trading Symbol	MSIPX